Property, plant and equipment - assets under finance lease agreements (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease	€ 402	€ 853
Industrial buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease	209	251
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease	€ 193	€ 602